Document and Entity Information	Feb. 15, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001634997
Document Type	8-K/A
Document Period End Date	Feb. 15, 2024
Entity Registrant Name	Avangrid, Inc.
Entity Incorporation State Country Code	NY
Entity File Number	001-37660
Entity Tax Identification Number	14-1798693
Entity Address, Address Line One	180 Marsh Hill Road
Entity Address, City or Town	Orange
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06477
City Area Code	(207)
Local Phone Number	629-1190
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	AGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (this “Form 8-K/A”) amends the Current Report on Form 8-K of Avangrid, Inc. (the “Corporation”) filed with the U.S. Securities and Exchange Commission on February 20, 2024 (the “Original Form 8-K”), which, among other things, reported the appointment of Justin Lagasse to serve as Senior Vice President – Chief Financial Officer and Controller. Pursuant to Instruction 2 to Item 5.02 of Form 8-K, this Form 8-K/A is being filed solely to provide the information called for by Item 5.02(c)(3) of Form 8-K that had not been determined at the time of filing of the Original Form 8-K.